Income Taxes (Tables)	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision from continuing operations
	For the years ended September 30,
	2018	2019	2020
Current	$-	$575,724	$160,540
Deferred	286,905	147,660	(63,392)
Total income tax provision	$286,905	$723,384	$97,148

Schedule of reconciliations of the statutory income tax rate and the company’s effective income tax rate
	For the years ended September 30,
	2018	2019	2020

Net income before provision for income taxes	$1,123,677	$2,653,497	$374,070
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	280,919	663,374	93,517

Expenses not deductible for tax purpose	5,986	2,194	3,650
Effect on valuation allowance	-	57,816	(19)
Income tax expense	$286,905	$723,384	$97,148
Effective tax rates	26%	27%	26%

Schedule of deferred tax asset and liability
	As of September 30,
	2019	2020
Deferred tax assets:
Tax loss carry forwards	$56,642	$116,118
Bad debt allowance	20,244	32,624
Advertising expense	9,883	7,061
Staff education fund	24	-
Less: valuation allowance	(56,156)	(58,479)
Deferred tax assets, net	$30,637	$97,324

Schedule of valuation allowance provision for deferred tax assets
	For the years ended September 30,
	2018	2019	2020
Balance as of October 1,	$-	$-	$56,156
Current year addition (reduction)	-	57,816	(19)
Exchange rate effect	-	(1,660)	2,342
Balance as of September 30,	$-	$56,156	$58,479